Organization and Business Description (Tables)	6 Months Ended
Jun. 30, 2026
Organization and Business Description [Abstract]
Schedule of Subsidiaries of the Company

Details of the subsidiaries of the Company as of June 30, 2026 are set out below:

Name of Entity	Date of Incorporation/Acquisition	Jurisdiction of Formation	Percentage of Ownership	Principal Activities
HUHUTECH (HK) Limited (“HUHU HK”)	July 28, 2021	Hong Kong, PRC	100% by HUHUTECH	Investment holding
Wuxi-Xinwu District Jianmeng Electromechanical Technology Co., Ltd (“WFOE”)	December 10, 2021	PRC	100% by HUHU HK	Investment holding
Jiangsu Huhu Electromechanical Technology Co., Ltd. (“HUHU China”)	August 20, 2015	PRC	100% by WFOE	System integration and engineering services
Huhu Technology Co., Ltd. (“HUHU Japan”)	April 25, 2022	Japan	100% by HUHUTECH	System integration and engineering services
Aspirational Technology Co. (“HUHU USA”)	January 30, 2025	USA	100% by HUHUTECH	System integration and engineering services
Huhu Technologies Deutschland GmbH (HUHU “Deutschland”)	May 7, 2025	Germany	100% by HUHUTECH	System integration and engineering services
Huhu Technology Singapore Pte. Ltd (HUHU “Singapore”)	August 6, 2025	Singapore	100% by HUHUTECH	System integration and engineering services